Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

NOTE 10. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2011	2010
Depreciation and amortization	$39,367	$34,172
Intangibles (nonamortizable)	1,897	1,958
Employee benefits	(14,950)	(13,612)
Net operating loss and other carryforwards	(1,502)	(1,552)
Other – net	(1,451)	(1,015)
Subtotal	23,361	19,951
Deferred tax assets valuation allowance	917	949
Net deferred tax liabilities	$24,278	$20,900

Net long-term deferred tax liabilities	$25,748	$22,070
Less: Net current deferred tax assets	(1,470)	(1,170)
Net deferred tax liabilities	$24,278	$20,900

In March 2010, comprehensive healthcare reform legislation, which included a change in the tax treatment related to Medicare Part D subsidies, was enacted. We recorded a $995 charge to income tax expense in our consolidated statement of income during the first quarter of 2010 and increased our deferred income taxes liability balance to reflect the impact of this change.

In September 2010, we reached a settlement with the Internal Revenue Service (IRS) on tax basis calculations related to a 2008 restructuring of our wireless operations. The IRS settlement resolved the uncertainty regarding the amount and timing of amortization deductions related to certain of our wireless assets. We recorded an $8,300 reduction to income tax expense in our consolidated statement of income during the third quarter of 2010 and corresponding decreases of $6,760 to our net noncurrent deferred income tax liabilities and $1,540 to other net tax liabilities to reflect the tax benefits of the settlement. The IRS settlement resulted in a reduction to our unrecognized tax benefits (UTBs) for tax positions related to prior years of $1,057, which also reduced the total amount of UTBs that, if recognized, would impact the effective tax rate.

At December 31, 2011, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $114 and for state and foreign income tax purposes of $917, expiring through 2030. Additionally, we had federal credit carryforwards of $73 and state credit carryforwards of $398, expiring primarily through 2028.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2011 and 2010, relate primarily to state net operating loss carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws and our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an UTB. We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolution of audit issues, expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2011 and 2010 is as follows:

Federal, State and Foreign Tax	2011	2010
Balance at beginning of year	$4,360	$5,969
Increases for tax positions related to the current year	217	324
Increases for tax positions related to prior years	848	562
Decreases for tax positions related to prior years	(1,066)	(1,989)
Lapse of statute of limitations	-	(44)
Settlements	182	(462)
Balance at end of year	4,541	4,360
Accrued interest and penalties	1,312	1,329
Gross unrecognized income tax benefits	5,853	5,689
Less: Deferred federal and state income tax benefits	(797)	(817)
Less: Tax attributable to timing items included above	(2,331)	(2,073)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,725	$2,799

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,508 at December 31, 2011, and $2,548 at December 31, 2010.

We record interest and penalties related to federal, state and foreign UTBs in income tax expense. Accrued interest and penalties included in UTBs were $1,312 as of December 31, 2011, and $1,329 as of December 31, 2010. Interest and penalties included in our consolidated statements of income were $(65) for 2011, $(194) for 2010, and $(216) for 2009.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the IRS and other taxing authorities. The IRS has completed field examinations of our tax returns through 2005 and expects to complete the field examination of our 2006 through 2008 returns during 2012. All audit periods prior to 2000 are closed for federal purposes. We are engaged with the IRS Appeals Division in resolving issues related to our 2000 through 2005 returns; we are unable to estimate the impact the resolution of these issues may have on our UTBs. In October, the U.S. Supreme Court denied our request to review a lower court decision denying our refund suit regarding the tax treatment of Universal Service Fund receipts. The Supreme Court action had no impact on our financial statements.

The components of income tax (benefit) expense are as follows:

	2011	2010	2009
Federal:
Current	$(420)	$307	$2,849
Deferred – net	2,555	(2,105)	2,149
	2,135	(1,798)	4,998
State, local and foreign:
Current	23	141	1,193
Deferred – net	374	495	(100)
	397	636	1,093
Total	$2,532	$(1,162)	$6,091

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2011	2010	2009
Taxes computed at federal statutory rate	$2,351	$6,383	$6,481
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	210	441	554
Goodwill Impairment	961	-	-
Healthcare Reform Legislation	-	917	-
IRS Settlement – 2008 Wireless Restructuring	-	(8,300)	-
Other – net	(990)	(603)	(944)
Total	$2,532	$(1,162)	$6,091
Effective Tax Rate	37.7%	(6.4)%	32.9%